FINANCIAL DEBT (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current and non-current financial debt
Debt, current	$ 134,361	$ 126,360
Debt, non-current	334,828	393,583
Total financial debt	469,189	519,943	$ 588,636
Bank overdrafts
Current and non-current financial debt
Debt, current	7,610	23,734
Total financial debt	7,610	23,734
Bank and other financial entities loans - principal
Current and non-current financial debt
Debt, current	40,072	63,457
Total financial debt	142,660	175,940
Notes - principals
Current and non-current financial debt
Debt, current	47,404
Total financial debt	228,475	216,929
Loans for purchase of equipment's
Current and non-current financial debt
Debt, current	5,269	7,003
Total financial debt	9,724	14,632
Accrued interest and related expenses
Current and non-current financial debt
Debt, current	33,987	31,806
Total financial debt	80,701	88,348
Notes - principal
Current and non-current financial debt
Debt, non-current	181,071	216,929
Bank and Other Financial Entities Loans, Non Current [Member]
Current and non-current financial debt
Debt, non-current	102,588	112,483
DFI (Note 22)
Current and non-current financial debt
Debt, current	19	360
Total financial debt	19	360
Loans for purchase of equipment
Current and non-current financial debt
Debt, non-current	4,455	7,629
Accrued interests and related expenses
Current and non-current financial debt
Debt, non-current	$ 46,714	$ 56,542